June 12, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Rochester Ohio Municipal Fund
         File Nos. 811-21883; 333-132785

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made pursuant to the  Securities
Act of 1933,  as amended (the "1933  Act"),  and the  Investment  Company Act of
1940,  as amended  (the "1940 Act"),  on behalf of  Oppenheimer  Rochester  Ohio
Municipal  Fund  (the  "Registrant").   This  filing  constitutes  Pre-Effective
Amendment  No. 2 under the 1933 Act and  Amendment No. 2 under the 1940 Act (the
"Amendment")  to the  Registrant's  Registration  Statement  on Form  N-1A  (the
"Registration Statement").

     This amendment is marked to show changes from the  Pre-Effective  Amendment
No. 1 to the  Registration  Statement  on Form N-1A  filed on June 2,  2006,  in response to comments of the  Commission  Staff on such filing.  This filing also includes our response  letter to comments of the Commission  Staff and a request letter for  acceleration of effectiveness  for the Registration  Statement to be declared effective as of June 13, 2006.

     In order to expedite  review and achieve  consistency,  we request that you address any comments on this filing, to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  212-323-5089
                  nvann@oppenheimerfunds.com

Thank you.

                                          Sincerely,

                                        /s/ Taylor V. Edwards

                                          Taylor V. Edwards
                                          Assistant Vice President & Assistant Counsel

Attachments

cc: Vincent J. Di Stefano, Securities & Exchange Commission
    Mayer, Brown Rowe & Maw, LLP
    KPMG LLP
    Nancy S. Vann
    Gloria LaFond